Annual Total Returns[BarChart] - Invesco High Yield Equity Dividend Achievers ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.71%	6.48%	30.40%	17.85%	2.45%	31.56%	8.64%	(7.36%)	24.61%	(3.76%)